Cover	Feb. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 07, 2024
Entity Registrant Name	THE MACERICH COMPANY
Entity Incorporation, State or Country Code	MD
Entity File Number	1-12504
Entity Tax Identification Number	95-4448705
Entity Address, Street	401 Wilshire Boulevard
Entity Address, Suite	Suite 700
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90401
City Area Code	310
Local Phone Number	394-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock of The Macerich Company, $0.01 par value per share
Trading symbol(s)	MAC
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000912242
Amendment Flag	false